Segment Information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) segment	Dec. 31, 2023 USD ($) segment	Dec. 31, 2022 USD ($) segment
Operating revenue
Interest income	$ 95,351	$ 91,968	$ 69,256
Interest expense	36,758	32,826	10,493
Net interest income	58,593	59,142	58,763
Total provision for (release of) credit losses on loans and unfunded commitments	1,027	2,340	(900)
Operating expenses
Salaries and employee benefits	26,578	28,971	27,058
Occupancy, furniture and equipment expense	4,555	4,041	3,930
Processing, network, and bank card expense	5,530	5,151	4,788
Legal, examination, and professional fees	2,608	2,508	1,630
Depreciation and amortization	1,715	2,214	2,299
Other	8,538	9,474	8,833
Total expenses	49,524	52,359	48,538
Other
Non-interest income	14,320	7,536	13,978
Investment securities losses, net	(4)	(11,547)	(14)
Income taxes	4,102	(524)	4,338
Net income	18,256	956	20,751
Segment assets	$ 1,825,185	$ 1,875,350	$ 1,923,540
Number of reportable segments | segment	1	1	1
Hawthorn Bank | Hawthorn Bank
Operating revenue
Interest income	$ 95,234	$ 91,743	$ 69,155
Interest expense	32,859	29,052	8,421
Net interest income	62,375	62,691	60,734
Total provision for (release of) credit losses on loans and unfunded commitments	1,027	2,340	(900)
Operating expenses
Salaries and employee benefits	25,238	27,830	25,077
Occupancy, furniture and equipment expense	4,555	4,040	3,931
Processing, network, and bank card expense	5,530	5,151	4,788
Legal, examination, and professional fees	2,273	2,006	1,318
Depreciation and amortization	1,715	2,214	2,299
Other	7,723	9,761	9,428
Total expenses	47,034	51,002	46,841
Other
Non-interest income	13,382	7,416	13,147
Investment securities losses, net	(4)	(11,500)	(14)
Income taxes	5,827	698	5,193
Net income	21,865	4,567	22,733
Segment assets	1,812,168	1,867,686	1,913,990
Non-Banks | Non-Banks
Operating revenue
Interest income	117	225	101
Interest expense	3,899	3,774	2,072
Net interest income	(3,782)	(3,549)	(1,971)
Total provision for (release of) credit losses on loans and unfunded commitments	0	0	0
Operating expenses
Salaries and employee benefits	1,340	1,141	1,981
Occupancy, furniture and equipment expense	0	1	(1)
Processing, network, and bank card expense	0	0	0
Legal, examination, and professional fees	335	502	312
Depreciation and amortization	0	0	0
Other	815	(287)	(595)
Total expenses	2,490	1,357	1,697
Other
Non-interest income	938	120	831
Investment securities losses, net	0	(47)	0
Income taxes	(1,725)	(1,222)	(855)
Net income	(3,609)	(3,611)	(1,982)
Segment assets	$ 13,017	$ 7,664	$ 9,550